Shareholder Report, Average Annual Return (Details)		6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
		Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Schwab 1000 Index® Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab 1000 Index Fund
Average Annual Return, Percent	[1]	5.86%	30.77%	12.25%	14.89%
Russell 1000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Russell 1000® Index
Average Annual Return, Percent		5.77%	30.42%	12.32%	15.01%
Schwab 1000 Index® [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab 1000 Index®
Average Annual Return, Percent		5.91%	30.85%	12.29%	14.94%

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	The Russell 1000® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Schwab 1000 Index®. The fund does not seek to track the regulatory index.